Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Commitments and contingencies
16. Commitments and contingencies
We are involved in various claims and legal actions arising in the ordinary course of business. A liability is recognized in our consolidated financial statements when a loss is considered probable and amounts can be reasonably estimated. When a material loss contingency is reasonably possible but not probable, we will disclose the nature of the claim and, if possible, an estimate of the loss or range of loss. We believe it is remote that outcomes of such known matters would have a material adverse impact on our consolidated financial position, results of operations or liquidity.
Restructuring
The Company has taken a substantial workforce decrease and reorganization in recent years, driven by the desire to increase efficiency and flexibility and rationalize its footprint. In January 2025, the Company initiated a restructuring plan primarily focused on global workforce reductions and the reorganization of facilities in Horten and Fornebu, Norway. In June 2026, the Company expanded the scope of this restructuring plan to include the reorganization of its operations in Mexico. These initiatives impacted 195 individuals, comprising 110 employees in Norway, 60 employees in Mexico, and 25 employees in Germany.
For both the three and six months ended June 30, 2026, we recognized restructuring and other expenses of $5.0 million. For the three and six months ended June 30, 2025, restructuring and other expenses were

$1.1 million and $4.3 million, respectively, which included $0.7 million and $1.8 million, respectively, in right-of-use
(ROU) asset impairment charges.
The following table summarizes the changes to the Company’s provision balance for restructuring and other charges:

(in thousands)	June 30, 2026
Balance at the beginning of the period	$2,085
Additions for costs expensed	5,004
Reductions for payments	(1,546)
Foreign currency translation	(58)

Balance at the end of the period	$5,485

Other
In the normal course of business with customers, vendors and others, the Company has issued various bank guarantees, such as advance payment guarantees, surety bonds, performance guarantees, bid bonds, customs and tax guarantees to guarantee the Company’s performance as it relates to contracts with customers, contract bidding, customs duties, tax appeals and obligations in various jurisdictions. As of June 30, 2026, the Company had outstanding bank guarantees of $30.1 million. As of June 30, 2026, none of these guarantees either has, or is likely to have, a material impact on the Company’s financial position, results of operations or cash flows as the Company expects to comply with the underlying performance requirements.

HMH Holding BV And Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and contingencies
17. Commitments and contingencies
Restructuring
The Company has taken a substantial workforce decrease and reorganization in recent years, driven by the desire to increase efficiency and flexibility and to rationalize its footprint, which involved establishing a new organization structure by converting the “Major Projects and Products” division under ESS to “Product and Innovation, Engineering Disciplines and Product Management.” In January 2025, Company also announced a restructuring plan primarily focused on the reorganization of facilities in Horten and Fornebu, Norway and global workforce reductions. These initiatives are expected to impact 135 individuals, comprising 110 employees in Norway and 25 employees in Germany.
Restructuring and other expenses of $4.6 million were recognized for the year ended December 31, 2025, of which $1.8 million related to the impairment of right-of-use assets. There were no restructuring expenses recognized for the year ended December 31, 2024. The following table summarizes the changes to the Company’s provision balance for restructuring and other charges for the year ended December 31, 2025:

Balance as of January 1,	$1,042
Additions for costs expensed	2,392
Reductions for payments	(1,498)
Foreign currency translation	149

Balance as of December 31,	$2,085

Other
In the normal course of business with customers, vendors and others, the Company has issued various bank guarantees, such as advance payment guarantees, surety bonds, performance guarantees, bid bonds, customs and tax guarantees to guarantee the Company’s performance as it relates to contracts with customers, contract bidding, customs duties, tax appeals and obligations in various jurisdictions. As of December 31, 2025, the Company had outstanding bank guarantees of $30.9 million. As of December 31, 2025, none of these guarantees either has, or is likely to have, a material impact on the Company’s financial position, results of operations or cash flows as the Company expects to comply with the underlying performance requirements.
As of December 31, 2025, the Company had purchase commitments of $88 million for purchasing materials to satisfy the Company’s contractual obligations and that are due within next 24 months.